UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pengra Capital Management, Inc.
Address: 601 Union St., Suite 5530
         Seattle, WA  98101

Form 13F File Number:  28-(First Filing)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Molly E. Pengra
Title:  President
Phone:  206-628-0891

Signature, Place, and Date of Signing:

Molly E. Pengra    Seattle, Washington      July 30, 2001
  [Signature]         [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers: 0 (zero)

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total:  73414

FORM 13F INFORMATION TABLE

NAME OF ISSUER               TITLE OF CUSIP     VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER       VOTING
                             CLASS              (x $1000) PRN AMT PRN CALL DISCRETION MANAGERS    AUTHORITY
                                                                                      NONE      SOLE  SHRD  NONE
---------------------------  -------- --------- ----------------------------------------------------------------------
APPLIED MATERIALS INC        COM       038222105     5617  114400 SH  N/A   SOLE                1800   0     112600
CIENA CORP                   COM       171779101     3648   96000 SH  N/A   SOLE                 500   0      95500
CITIGROUP INC                COM       172967101     3482   65900 SH  N/A   SOLE                 400   0      65500
CORNING INCORPORATED         COM       219350105      887   53100 SH  N/A   SOLE                   0   0      53100
COX COMMUNICATIONS INC.      CL A      224044107    14127  318900 SH  N/A   SOLE                1500   0     317400
DELL COMPUTER CORP.          COM       247025109     1182   45200 SH  N/A   SOLE                   0   0      45200
EBAY INC.                    COM       278642103     2774   40500 SH  N/A   SOLE                   0   0      40500
EMC CORP MASS                COM       268648102      263    9000 SH  N/A   SOLE                   0   0       9000
FLEXTRONICS INTL LTD         ORD       Y2573F102     5084  194700 SH  N/A   SOLE                1500   0     193200
GENERAL ELECTRIC             COM       369604103     8639  177200 SH  N/A   SOLE                1500   0     175700
THE GOLDMAN SACHS GROUP      COM       38141G104    10236  119300 SH  N/A   SOLE                 400   0     118900
KLA TENCOR                   COM       482480100      585   10000 SH  N/A   SOLE                   0   0      10000
LINEAR TECHNOLOGY            COM       535678106     4869  110100 SH  N/A   SOLE                1000   0     109100
NEXTEL COMMUNICATIONS INC.   CL A      65332V103     6038  345000 SH  N/A   SOLE                   0   0     345000
NOKIA CORP                   SPND ADR  654902204     1289   58100 SH  N/A   SOLE                1000   0      57100
PACCAR INC                   COM       693718108      206    4000 SH  N/A   SOLE                   0   0       4000
PARAMETRIC TECHNOLOGY CORP   COM       699173100      651   46500 SH  N/A   SOLE                   0   0      46500
SANMINA CORP                 COM       800907107      913   39000 SH  N/A   SOLE                   0   0      39000
T ROWE PRICE ASSOCIATES      COM       74144T108      411   11000 SH  N/A   SOLE                   0   0      11000
VIACOM CL B                  CL B      925524308     1317   25455 SH  N/A   SOLE                   0   0      25455
XILINX INC                   COM       983919101     1196   29000 SH  N/A   SOLE                1000   0      28000